SHARE BASED PAYMENTS - RSUs Awarded (Details)	6 Months Ended
Jun. 30, 2018
Bottom of range | Deferred Cash Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period	1 year
Vesting percentage	0.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	300.00%
Top of range | Deferred Cash Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period	3 years